Quarterly Report

June 30, 2019

SPDR® S&P 500® ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust

June 30, 2019

(Unaudited)

Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	12

SPDR S&P 500® ETF Trust

Schedule of Investments

June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
3M Co.	6,339,042	$1,098,809,540
Abbott Laboratories	19,400,875	1,631,613,587
AbbVie, Inc.	16,257,239	1,182,226,420
ABIOMED, Inc. (a)	493,899	128,655,751
Accenture PLC Class A	7,014,333	1,296,038,308
Activision Blizzard, Inc.	8,423,893	397,607,750
Adobe Systems, Inc. (a)	5,366,031	1,581,101,034
Advance Auto Parts, Inc.	797,467	122,921,563
Advanced Micro Devices, Inc. (a)	9,753,345	296,209,088
AES Corp.	7,255,169	121,596,632
Affiliated Managers Group, Inc.	577,917	53,249,272
Aflac, Inc.	8,197,883	449,325,967
Agilent Technologies, Inc.	3,474,577	259,446,665
Air Products & Chemicals, Inc.	2,420,810	547,998,760
Akamai Technologies, Inc. (a)	1,772,916	142,081,488
Alaska Air Group, Inc.	1,325,983	84,743,574
Albemarle Corp.	1,173,395	82,618,742
Alexandria Real Estate Equities, Inc. REIT	1,233,836	174,081,921
Alexion Pharmaceuticals, Inc. (a)	2,444,517	320,182,837
Align Technology, Inc. (a)	790,812	216,445,244
Allegion PLC	1,028,223	113,670,053
Allergan PLC	3,388,583	567,350,452
Alliance Data Systems Corp.	512,817	71,861,046
Alliant Energy Corp.	2,586,239	126,932,610
Allstate Corp.	3,663,231	372,513,960
Alphabet, Inc. Class A (a)	3,292,963	3,565,620,336
Alphabet, Inc. Class C (a)	3,370,295	3,642,985,568
Altria Group, Inc.	20,574,644	974,209,393
Amazon.com, Inc. (a)	4,547,868	8,611,979,281
Amcor PLC (a)	17,849,084	205,085,975
Ameren Corp.	2,676,520	201,033,417
American Airlines Group, Inc.	4,426,843	144,359,350
American Electric Power Co., Inc.	5,396,629	474,957,318
American Express Co.	7,563,958	933,694,976
American International Group, Inc.	9,590,801	510,997,877
American Tower Corp. REIT	4,860,888	993,808,552
American Water Works Co., Inc.	1,979,984	229,678,144
Ameriprise Financial, Inc.	1,481,738	215,089,088
AmerisourceBergen Corp.	1,730,592	147,550,274
AMETEK, Inc.	2,490,354	226,223,757
Amgen, Inc.	6,707,465	1,236,051,650
Amphenol Corp. Class A	3,285,099	315,172,398
Anadarko Petroleum Corp.	5,548,149	391,477,393
Analog Devices, Inc.	4,066,277	458,960,685
ANSYS, Inc. (a)	922,831	189,014,245
Anthem, Inc.	2,828,337	798,184,985
AO Smith Corp.	1,558,297	73,489,287
Aon PLC	2,644,905	510,413,767
Apache Corp.	4,113,340	119,163,460
Apartment Investment & Management Co. Class A REIT	1,693,202	84,863,284
Apple, Inc.	48,068,457	9,513,709,009
Applied Materials, Inc.	10,381,714	466,242,776
Aptiv PLC	2,868,164	231,833,696

See accompanying notes to schedule of investments.

SPDR S&P 500® ETF Trust

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Common Stocks	Shares	Value
Archer-Daniels-Midland Co.	6,135,339	$250,321,831
Arconic, Inc.	4,391,021	113,376,162
Arista Networks, Inc. (a)	571,876	148,470,447
Arthur J Gallagher & Co.	2,013,846	176,392,771
Assurant, Inc.	676,052	71,918,412
AT&T, Inc.	80,256,753	2,689,403,793
Atmos Energy Corp.	1,279,325	135,045,547
Autodesk, Inc. (a)	2,415,199	393,435,917
Automatic Data Processing, Inc.	4,786,196	791,301,785
AutoZone, Inc. (a)	269,851	296,693,079
AvalonBay Communities, Inc. REIT	1,533,084	311,492,007
Avery Dennison Corp.	938,166	108,527,043
Baker Hughes a GE Co.	5,616,797	138,341,710
Ball Corp.	3,733,989	261,341,890
Bank of America Corp.	97,243,018	2,820,047,522
Bank of New York Mellon Corp.	9,687,582	427,706,745
Baxter International, Inc.	5,213,161	426,957,886
BB&T Corp.	8,360,262	410,739,672
Becton Dickinson and Co.	2,966,311	747,540,035
Berkshire Hathaway, Inc. Class B (a)	21,300,162	4,540,555,534
Best Buy Co., Inc.	2,549,287	177,761,783
Biogen, Inc. (a)	2,150,556	502,950,532
BlackRock, Inc.	1,308,316	613,992,699
Boeing Co.	5,755,567	2,095,083,944
Booking Holdings, Inc. (a)	476,095	892,540,057
BorgWarner, Inc.	2,260,399	94,891,550
Boston Properties, Inc. REIT	1,690,517	218,076,693
Boston Scientific Corp. (a)	15,293,198	657,301,650
Bristol-Myers Squibb Co.	17,988,216	815,765,596
Broadcom, Inc.	4,353,207	1,253,114,167
Broadridge Financial Solutions, Inc.	1,259,960	160,871,693
Brown-Forman Corp. Class B	1,815,409	100,628,121
C.H. Robinson Worldwide, Inc.	1,501,597	126,659,707
Cabot Oil & Gas Corp.	4,773,331	109,595,680
Cadence Design Systems, Inc. (a)	3,090,569	218,843,191
Campbell Soup Co.	2,056,396	82,399,788
Capital One Financial Corp.	5,164,231	468,602,321
Capri Holdings, Ltd. (a)	1,671,958	57,983,503
Cardinal Health, Inc.	3,243,958	152,790,422
CarMax, Inc. (a)	1,827,655	158,695,284
Carnival Corp.	4,370,396	203,441,934
Caterpillar, Inc.	6,295,003	857,945,959
Cboe Global Markets, Inc.	1,204,703	124,843,372
CBRE Group, Inc. Class A (a)	3,419,568	175,423,838
CBS Corp. Class B	3,870,418	193,133,858
Celanese Corp.	1,409,332	151,925,990
Celgene Corp. (a)	7,755,763	716,942,732
Centene Corp. (a)	4,520,360	237,047,678
CenterPoint Energy, Inc.	5,482,761	156,971,447
CenturyLink, Inc.	10,551,459	124,085,158
Cerner Corp.	3,559,620	260,920,146
CF Industries Holdings, Inc.	2,512,157	117,342,853
Charles Schwab Corp.	13,009,488	522,851,323

See accompanying notes to schedule of investments.

SPDR S&P 500® ETF Trust

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Common Stocks	Shares	Value
Charter Communications, Inc. Class A (a)	1,897,742	$749,949,684
Chevron Corp.	20,948,391	2,606,817,776
Chipotle Mexican Grill, Inc. (a)	266,184	195,080,930
Chubb, Ltd.	5,035,312	741,651,104
Church & Dwight Co., Inc.	2,690,318	196,554,633
Cigna Corp. (a)	4,157,914	655,079,351
Cimarex Energy Co.	1,109,979	65,855,054
Cincinnati Financial Corp.	1,668,359	172,958,778
Cintas Corp.	930,050	220,691,564
Cisco Systems, Inc.	47,075,610	2,576,448,135
Citigroup, Inc.	25,430,314	1,780,884,889
Citizens Financial Group, Inc.	5,153,804	182,238,509
Citrix Systems, Inc.	1,385,583	135,981,116
Clorox Co.	1,403,535	214,895,244
CME Group, Inc.	3,936,637	764,140,608
CMS Energy Corp.	3,120,418	180,703,406
Coca-Cola Co.	42,223,356	2,150,013,288
Cognizant Technology Solutions Corp. Class A	6,298,981	399,292,406
Colgate-Palmolive Co.	9,426,027	675,563,355
Comcast Corp. Class A	49,809,645	2,105,951,791
Comerica, Inc.	1,758,546	127,740,781
Conagra Brands, Inc.	5,276,273	139,926,760
Concho Resources, Inc.	2,197,278	226,715,144
ConocoPhillips	12,409,545	756,982,245
Consolidated Edison, Inc.	3,597,055	315,389,782
Constellation Brands, Inc. Class A	1,824,080	359,234,315
Cooper Cos., Inc.	539,536	181,764,283
Copart, Inc. (a)	2,185,132	163,316,766
Corning, Inc.	8,606,736	286,001,837
Corteva, Inc. (a)	8,221,668	243,114,723
Costco Wholesale Corp.	4,836,346	1,278,052,794
Coty, Inc. Class A	3,305,216	44,289,894
Crown Castle International Corp. REIT	4,572,077	595,970,237
CSX Corp.	8,474,571	655,677,558
Cummins, Inc.	1,582,787	271,194,725
CVS Health Corp.	14,286,245	778,457,490
D.R. Horton, Inc.	3,694,947	159,363,064
Danaher Corp.	6,928,312	990,194,351
Darden Restaurants, Inc.	1,341,061	163,247,356
DaVita, Inc. (a)	1,371,251	77,146,581
Deere & Co.	3,475,285	575,889,477
Delta Air Lines, Inc.	6,551,335	371,788,261
DENTSPLY SIRONA, Inc.	2,572,916	150,155,378
Devon Energy Corp.	4,565,919	130,220,010
Diamondback Energy, Inc.	1,692,904	184,475,749
Digital Realty Trust, Inc. REIT	2,273,990	267,853,282
Discover Financial Services	3,591,458	278,661,226
Discovery, Inc. Class A (a)	1,677,969	51,513,648
Discovery, Inc. Class C (a)	3,891,775	110,720,999
DISH Network Corp. Class A (a)	2,462,668	94,591,078
Dollar General Corp.	2,875,360	388,633,658
Dollar Tree, Inc. (a)	2,603,646	279,605,544
Dominion Energy, Inc.	8,823,706	682,248,948

See accompanying notes to schedule of investments.

SPDR S&P 500® ETF Trust

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Common Stocks	Shares	Value
Dover Corp.	1,597,861	$160,105,672
Dow, Inc. (a)	8,215,513	405,106,946
DTE Energy Co.	1,992,914	254,853,842
Duke Energy Corp.	8,006,345	706,479,883
Duke Realty Corp. REIT	3,935,315	124,395,307
DuPont de Nemours, Inc.	8,221,448	617,184,101
DXC Technology Co.	2,934,173	161,819,641
E*TRADE Financial Corp.	2,693,941	120,149,769
Eastman Chemical Co.	1,524,717	118,668,724
Eaton Corp. PLC	4,680,564	389,797,370
eBay, Inc.	9,009,205	355,863,597
Ecolab, Inc.	2,789,380	550,735,187
Edison International	3,564,558	240,286,855
Edwards Lifesciences Corp. (a)	2,292,879	423,586,466
Electronic Arts, Inc. (a)	3,303,326	334,494,791
Eli Lilly & Co.	9,502,038	1,052,730,790
Emerson Electric Co.	6,780,111	452,369,006
Entergy Corp.	2,074,942	213,573,780
EOG Resources, Inc.	6,381,749	594,523,737
Equifax, Inc.	1,322,422	178,844,351
Equinix, Inc. REIT	924,447	466,189,378
Equity Residential REIT	4,047,293	307,270,485
Essex Property Trust, Inc. REIT	719,710	210,104,940
Estee Lauder Cos., Inc. Class A	2,411,413	441,553,834
Everest Re Group, Ltd.	442,096	109,277,289
Evergy, Inc.	2,684,508	161,473,156
Eversource Energy	3,531,268	267,528,864
Exelon Corp.	10,677,657	511,886,877
Expedia Group, Inc.	1,283,827	170,787,506
Expeditors International of Washington, Inc.	1,884,697	142,973,114
Extra Space Storage, Inc. REIT	1,394,681	147,975,654
Exxon Mobil Corp.	46,529,664	3,565,568,152
F5 Networks, Inc. (a)	657,708	95,782,016
Facebook, Inc. Class A (a)	26,420,923	5,099,238,139
Fastenal Co.	6,269,554	204,324,765
Federal Realty Investment Trust REIT	813,832	104,789,008
FedEx Corp.	2,625,913	431,148,655
Fidelity National Information Services, Inc.	3,552,985	435,880,200
Fifth Third Bancorp	7,996,443	223,100,760
First Republic Bank	1,826,056	178,314,368
FirstEnergy Corp.	5,511,519	235,948,128
Fiserv, Inc. (a)	4,283,889	390,519,321
FleetCor Technologies, Inc. (a)	954,195	267,985,666
FLIR Systems, Inc.	1,475,338	79,815,786
Flowserve Corp.	1,406,863	74,127,611
FMC Corp.	1,474,488	122,308,780
Foot Locker, Inc.	1,263,087	52,948,607
Ford Motor Co.	43,094,089	440,852,530
Fortinet, Inc. (a)	1,588,639	122,055,134
Fortive Corp.	3,242,923	264,363,083
Fortune Brands Home & Security, Inc.	1,537,526	87,838,860
Fox Corp. Class A (a)	3,859,973	141,429,411
Fox Corp. Class B (a)	1,758,028	64,220,763

See accompanying notes to schedule of investments.

SPDR S&P 500® ETF Trust

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Common Stocks	Shares	Value
Franklin Resources, Inc.	3,311,471	$115,239,191
Freeport-McMoRan, Inc.	15,685,452	182,108,098
Gap, Inc.	2,368,381	42,559,807
Garmin, Ltd.	1,307,384	104,329,243
Gartner, Inc. (a)	977,432	157,307,906
General Dynamics Corp.	2,986,139	542,939,793
General Electric Co.	95,903,446	1,006,986,183
General Mills, Inc.	6,528,296	342,866,106
General Motors Co.	14,506,301	558,927,778
Genuine Parts Co.	1,598,990	165,623,384
Gilead Sciences, Inc.	14,019,189	947,136,409
Global Payments, Inc.	1,716,435	274,852,737
Goldman Sachs Group, Inc.	3,763,820	770,077,572
H&R Block, Inc.	2,202,457	64,531,990
Halliburton Co.	9,521,598	216,521,139
Hanesbrands, Inc.	3,984,848	68,619,083
Harley-Davidson, Inc.	1,799,693	64,483,000
Hartford Financial Services Group, Inc.	3,933,010	219,147,317
Hasbro, Inc.	1,264,244	133,605,306
HCA Healthcare, Inc.	2,919,985	394,694,372
HCP, Inc. REIT	5,190,050	165,977,799
Helmerich & Payne, Inc.	1,170,750	59,263,365
Henry Schein, Inc. (a)	1,651,272	115,423,913
Hershey Co.	1,511,848	202,632,987
Hess Corp.	2,785,294	177,061,140
Hewlett Packard Enterprise Co.	15,056,115	225,088,919
Hilton Worldwide Holdings, Inc.	3,228,940	315,596,596
HollyFrontier Corp.	1,753,568	81,155,127
Hologic, Inc. (a)	2,941,648	141,257,937
Home Depot, Inc.	12,099,835	2,516,402,685
Honeywell International, Inc.	8,003,065	1,397,255,118
Hormel Foods Corp.	2,939,368	119,161,979
Host Hotels & Resorts, Inc. REIT	8,111,252	147,787,011
HP, Inc.	16,768,874	348,624,890
Humana, Inc.	1,490,142	395,334,673
Huntington Bancshares, Inc.	11,559,896	159,757,763
Huntington Ingalls Industries, Inc.	467,680	105,106,403
IDEXX Laboratories, Inc. (a)	936,552	257,860,862
IHS Markit, Ltd. (a)	3,976,768	253,399,657
Illinois Tool Works, Inc.	3,301,709	497,930,734
Illumina, Inc. (a)	1,608,168	592,047,049
Incyte Corp. (a)	1,943,830	165,147,797
Ingersoll-Rand PLC	2,652,912	336,044,363
Intel Corp.	49,259,638	2,358,058,871
Intercontinental Exchange, Inc. (b)	6,204,797	533,240,254
International Business Machines Corp.	9,733,523	1,342,252,822
International Flavors & Fragrances, Inc.	1,094,513	158,802,891
International Paper Co.	4,419,257	191,442,213
Interpublic Group of Cos., Inc.	4,145,306	93,642,463
Intuit, Inc.	2,851,012	745,054,966
Intuitive Surgical, Inc. (a)	1,269,568	665,951,894
Invesco, Ltd.	4,419,572	90,424,443
IPG Photonics Corp. (a)	389,323	60,053,073

See accompanying notes to schedule of investments.

SPDR S&P 500® ETF Trust

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Common Stocks	Shares	Value
IQVIA Holdings, Inc. (a)	1,743,314	$280,499,223
Iron Mountain, Inc. REIT	3,094,033	96,843,233
J.M. Smucker Co.	1,246,129	143,541,600
Jack Henry & Associates, Inc.	838,480	112,289,242
Jacobs Engineering Group, Inc.	1,283,723	108,333,384
JB Hunt Transport Services, Inc.	932,529	85,242,476
Jefferies Financial Group, Inc.	2,875,698	55,299,673
Johnson & Johnson	29,197,900	4,066,683,512
Johnson Controls International PLC	8,751,314	361,516,781
JPMorgan Chase & Co.	35,674,158	3,988,370,864
Juniper Networks, Inc.	3,756,804	100,043,691
Kansas City Southern	1,103,087	134,378,058
Kellogg Co.	2,737,761	146,661,857
KeyCorp	11,034,386	195,860,351
Keysight Technologies, Inc. (a)	2,056,902	184,730,369
Kimberly-Clark Corp.	3,780,646	503,884,499
Kimco Realty Corp. REIT	4,572,376	84,497,508
Kinder Morgan, Inc.	21,301,700	444,779,496
KLA-Tencor Corp.	1,806,741	213,556,786
Kohl’s Corp.	1,811,209	86,122,988
Kraft Heinz Co.	6,812,384	211,456,399
Kroger Co.	8,871,083	192,591,212
L Brands, Inc.	2,467,631	64,405,169
L3 Technologies, Inc.	867,947	212,794,566
L3Harris Technologies, Inc.	1,291,838	244,325,321
Laboratory Corp. of America Holdings (a)	1,101,168	190,391,947
Lam Research Corp.	1,668,956	313,496,695
Lamb Weston Holdings, Inc.	1,605,118	101,700,276
Leggett & Platt, Inc.	1,422,695	54,588,807
Lennar Corp. Class A	3,156,508	152,964,378
Lincoln National Corp.	2,233,935	143,977,111
Linde PLC	5,968,858	1,198,546,686
LKQ Corp. (a)	3,441,598	91,580,923
Lockheed Martin Corp.	2,703,263	982,744,231
Loews Corp.	3,010,180	164,566,541
Lowe’s Cos., Inc.	8,609,790	868,813,909
LyondellBasell Industries NV Class A	3,328,696	286,700,586
M&T Bank Corp.	1,515,083	257,670,166
Macerich Co. REIT	1,158,276	38,790,663
Macy’s, Inc.	3,293,897	70,687,030
Marathon Oil Corp.	9,194,748	130,657,369
Marathon Petroleum Corp.	7,366,291	411,628,341
MarketAxess Holdings, Inc.	414,500	133,228,590
Marriott International, Inc. Class A	3,039,395	426,396,725
Marsh & McLennan Cos., Inc.	5,623,316	560,925,771
Martin Marietta Materials, Inc.	674,988	155,321,489
Masco Corp.	3,323,079	130,397,620
Mastercard, Inc. Class A	9,896,150	2,617,828,559
Maxim Integrated Products, Inc.	3,049,403	182,415,287
McCormick & Co., Inc.	1,341,547	207,953,200
McDonald’s Corp.	8,391,940	1,742,670,260
McKesson Corp.	2,097,978	281,947,263
Medtronic PLC	14,743,771	1,435,895,858

See accompanying notes to schedule of investments.

SPDR S&P 500® ETF Trust

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Common Stocks	Shares	Value
Merck & Co., Inc.	28,313,688	$2,374,102,739
MetLife, Inc.	10,470,422	520,065,861
Mettler-Toledo International, Inc. (a)	272,125	228,585,000
MGM Resorts International	5,536,398	158,174,891
Microchip Technology, Inc.	2,592,636	224,781,541
Micron Technology, Inc. (a)	12,279,184	473,853,711
Microsoft Corp.	84,268,587	11,288,619,915
Mid-America Apartment Communities, Inc. REIT	1,247,566	146,913,372
Mohawk Industries, Inc. (a)	682,655	100,671,133
Molson Coors Brewing Co. Class B	2,024,585	113,376,760
Mondelez International, Inc. Class A	15,880,077	855,936,150
Monster Beverage Corp. (a)	4,302,123	274,604,511
Moody’s Corp.	1,820,368	355,536,074
Morgan Stanley	14,059,675	615,954,362
Mosaic Co.	3,834,110	95,967,773
Motorola Solutions, Inc.	1,812,193	302,146,939
MSCI, Inc.	922,487	220,280,671
Mylan NV (a)	5,575,335	106,154,378
Nasdaq, Inc.	1,275,722	122,686,185
National Oilwell Varco, Inc.	4,200,826	93,384,362
Nektar Therapeutics (a)	1,866,182	66,398,756
NetApp, Inc.	2,701,509	166,683,105
Netflix, Inc. (a)	4,807,984	1,766,068,683
Newell Brands, Inc.	4,252,056	65,566,704
Newmont Goldcorp Corp.	8,938,683	343,871,135
News Corp. Class A	4,121,202	55,595,015
News Corp. Class B	1,231,420	17,190,623
NextEra Energy, Inc.	5,266,786	1,078,953,780
Nielsen Holdings PLC	3,855,701	87,138,843
NIKE, Inc. Class B	13,820,194	1,160,205,286
NiSource, Inc.	4,075,368	117,370,598
Noble Energy, Inc.	5,296,709	118,646,282
Nordstrom, Inc.	1,239,609	39,493,943
Norfolk Southern Corp.	2,925,427	583,125,364
Northern Trust Corp.	2,417,877	217,608,930
Northrop Grumman Corp.	1,867,275	603,335,225
Norwegian Cruise Line Holdings, Ltd. (a)	2,375,784	127,413,296
NRG Energy, Inc.	2,937,815	103,176,063
Nucor Corp.	3,423,975	188,661,022
NVIDIA Corp.	6,697,366	1,099,908,418
O’Reilly Automotive, Inc. (a)	869,935	321,284,394
Occidental Petroleum Corp.	8,199,680	412,279,910
Omnicom Group, Inc.	2,423,198	198,581,076
ONEOK, Inc.	4,503,376	309,877,303
Oracle Corp.	26,684,914	1,520,239,551
PACCAR, Inc.	3,785,153	271,244,064
Packaging Corp. of America	1,014,612	96,712,816
Parker-Hannifin Corp.	1,429,881	243,094,069
Paychex, Inc.	3,500,930	288,091,530
PayPal Holdings, Inc. (a)	12,920,741	1,478,908,015
Pentair PLC	1,775,887	66,062,996
People’s United Financial, Inc.	4,337,057	72,775,816
PepsiCo, Inc.	15,415,895	2,021,486,311

See accompanying notes to schedule of investments.

SPDR S&P 500® ETF Trust

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Common Stocks	Shares	Value
PerkinElmer, Inc.	1,213,987	$116,955,508
Perrigo Co. PLC	1,359,192	64,724,723
Pfizer, Inc.	61,053,700	2,644,846,284
Philip Morris International, Inc.	17,109,351	1,343,597,334
Phillips 66	4,623,156	432,450,012
Pinnacle West Capital Corp.	1,234,626	116,165,960
Pioneer Natural Resources Co.	1,833,454	282,095,232
PNC Financial Services Group, Inc.	4,961,756	681,149,864
PPG Industries, Inc.	2,619,337	305,702,821
PPL Corp.	7,936,967	246,125,347
Principal Financial Group, Inc.	2,867,191	166,067,703
Procter & Gamble Co.	27,584,333	3,024,622,113
Progressive Corp.	6,388,204	510,609,146
Prologis, Inc. REIT	6,936,986	555,652,579
Prudential Financial, Inc.	4,464,849	450,949,749
Public Service Enterprise Group, Inc.	5,529,698	325,256,836
Public Storage REIT	1,641,722	391,008,929
PulteGroup, Inc.	2,825,483	89,341,772
PVH Corp.	829,583	78,511,735
Qorvo, Inc. (a)	1,347,733	89,772,495
QUALCOMM, Inc.	13,369,194	1,016,994,588
Quanta Services, Inc.	1,590,687	60,748,337
Quest Diagnostics, Inc.	1,461,440	148,789,206
Ralph Lauren Corp.	609,394	69,221,064
Raymond James Financial, Inc.	1,421,836	120,216,234
Raytheon Co.	3,080,725	535,676,463
Realty Income Corp. REIT	3,462,095	238,780,692
Red Hat, Inc. (a)	1,954,871	367,046,579
Regency Centers Corp. REIT	1,834,480	122,433,195
Regeneron Pharmaceuticals, Inc. (a)	857,454	268,383,102
Regions Financial Corp.	11,244,559	167,993,711
Republic Services, Inc.	2,358,217	204,315,921
ResMed, Inc.	1,567,600	191,294,228
Robert Half International, Inc.	1,322,155	75,376,057
Rockwell Automation, Inc.	1,331,658	218,165,530
Rollins, Inc.	1,597,264	57,293,860
Roper Technologies, Inc.	1,133,494	415,153,512
Ross Stores, Inc.	4,074,961	403,910,134
Royal Caribbean Cruises, Ltd.	1,878,679	227,714,682
S&P Global, Inc.	2,717,769	619,080,601
salesforce.com, Inc. (a)	8,539,677	1,295,725,191
SBA Communications Corp. REIT (a)	1,240,993	279,024,866
Schlumberger, Ltd.	15,162,555	602,559,936
Seagate Technology PLC	2,824,113	133,072,205
Sealed Air Corp.	1,717,222	73,462,757
Sempra Energy	2,998,220	412,075,357
Sherwin-Williams Co.	896,218	410,727,747
Simon Property Group, Inc. REIT	3,379,906	539,973,783
Skyworks Solutions, Inc.	1,933,164	149,375,582
SL Green Realty Corp. REIT	934,919	75,139,440
Snap-on, Inc.	611,112	101,224,592
Southern Co.	11,446,149	632,743,117
Southwest Airlines Co.	5,440,954	276,291,644

See accompanying notes to schedule of investments.

SPDR S&P 500® ETF Trust

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Common Stocks	Shares	Value
Stanley Black & Decker, Inc.	1,661,169	$240,221,649
Starbucks Corp.	13,319,680	1,116,588,774
State Street Corp. (c)	4,147,984	232,535,983
Stryker Corp.	3,405,582	700,119,548
SunTrust Banks, Inc.	4,848,847	304,750,034
SVB Financial Group (a)	568,906	127,770,599
Symantec Corp.	6,939,771	151,009,417
Synchrony Financial	6,974,084	241,791,492
Synopsys, Inc. (a)	1,637,270	210,700,276
Sysco Corp.	5,173,258	365,852,806
T Rowe Price Group, Inc.	2,623,694	287,845,469
Take-Two Interactive Software, Inc. (a)	1,229,796	139,618,740
Tapestry, Inc.	3,176,751	100,798,309
Target Corp.	5,634,322	487,988,628
TE Connectivity, Ltd.	3,704,534	354,820,267
TechnipFMC PLC	4,673,818	121,238,839
Teleflex, Inc.	507,637	168,103,993
Texas Instruments, Inc.	10,317,502	1,184,036,530
Textron, Inc.	2,566,714	136,138,511
Thermo Fisher Scientific, Inc.	4,403,392	1,293,188,163
Tiffany & Co.	1,179,952	110,490,705
TJX Cos., Inc.	13,335,840	705,199,219
Torchmark Corp.	1,121,944	100,369,110
Total System Services, Inc.	1,815,458	232,868,798
Tractor Supply Co.	1,312,473	142,797,062
TransDigm Group, Inc. (a)	532,422	257,585,764
Travelers Cos., Inc.	2,891,141	432,283,402
TripAdvisor, Inc. (a)	1,105,763	51,185,769
Twitter, Inc. (a)	7,970,064	278,155,234
Tyson Foods, Inc. Class A	3,241,948	261,754,882
UDR, Inc. REIT	3,098,847	139,107,242
Ulta Salon Cosmetics & Fragrance, Inc. (a)	613,924	212,964,096
Under Armour, Inc. Class A (a)	1,999,590	50,689,607
Under Armour, Inc. Class C (a)	2,024,096	44,934,931
Union Pacific Corp.	7,784,160	1,316,379,298
United Continental Holdings, Inc. (a)	2,476,043	216,777,565
United Parcel Service, Inc. Class B	7,670,847	792,168,370
United Rentals, Inc. (a)	895,095	118,716,450
United Technologies Corp.	8,920,077	1,161,394,025
UnitedHealth Group, Inc.	10,450,875	2,550,118,009
Universal Health Services, Inc. Class B	930,164	121,284,084
Unum Group	2,359,651	79,166,291
US Bancorp	16,457,991	862,398,728
Valero Energy Corp.	4,618,046	395,350,918
Varian Medical Systems, Inc. (a)	999,425	136,051,725
Ventas, Inc. REIT	4,062,540	277,674,609
VeriSign, Inc. (a)	1,162,552	243,159,376
Verisk Analytics, Inc.	1,782,330	261,040,052
Verizon Communications, Inc.	45,480,765	2,598,316,104
Vertex Pharmaceuticals, Inc. (a)	2,816,685	516,523,695
VF Corp.	3,553,564	310,403,815
Viacom, Inc. Class B	3,796,852	113,411,969
Visa, Inc. Class A	19,123,841	3,318,942,606

See accompanying notes to schedule of investments.

SPDR S&P 500® ETF Trust

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Common Stocks	Shares	Value
Vornado Realty Trust REIT	1,899,127	$121,734,041
Vulcan Materials Co.	1,452,590	199,455,133
W.W. Grainger, Inc.	491,317	131,785,959
Wabtec Corp.	1,779,052	127,664,772
Walgreens Boots Alliance, Inc.	8,546,558	467,240,326
Walmart, Inc.	15,382,940	1,699,661,041
Walt Disney Co.	19,197,692	2,680,765,711
Waste Management, Inc.	4,296,707	495,711,087
Waters Corp. (a)	781,748	168,263,440
WEC Energy Group, Inc.	3,450,580	287,674,855
WellCare Health Plans, Inc. (a)	553,259	157,717,543
Wells Fargo & Co.	44,482,139	2,104,894,817
Welltower, Inc. REIT	4,453,154	363,065,646
Western Digital Corp.	3,145,827	149,584,074
Western Union Co.	4,833,266	96,133,661
WestRock Co.	2,759,774	100,648,958
Weyerhaeuser Co. REIT	8,148,504	214,631,595
Whirlpool Corp.	689,505	98,157,932
Williams Cos., Inc.	13,248,107	371,476,920
Willis Towers Watson PLC	1,412,094	270,472,485
Wynn Resorts, Ltd.	1,059,127	131,321,157
Xcel Energy, Inc.	5,659,882	336,706,380
Xerox Corp.	2,185,069	77,373,293
Xilinx, Inc.	2,769,807	326,615,641
Xylem, Inc.	1,967,180	164,534,935
Yum! Brands, Inc.	3,351,964	370,961,856
Zimmer Biomet Holdings, Inc.	2,236,756	263,355,651
Zions Bancorp	2,101,691	96,635,752
Zoetis, Inc.	5,237,804	594,438,376

TOTAL COMMON STOCKS (Cost $277,697,373,092)		$268,680,100,371

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the “Trustee”). See the table below for more information.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$268,680,100,371	$—	$—	$268,680,100,371

See accompanying notes to schedule of investments.

SPDR S&P 500® ETF Trust

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500® ETF Trust (the “Trust”) has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at June 30, 2019 and for the period then ended, are:

	Number of Shares Held at 9/30/18	Value At 9/30/18	Cost of Purchases	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
Intercontinental Exchange, Inc.	6,513,317	$487,782,310	$279,815,937	$303,424,540	$28,484,481	$40,582,066	6,204,797	$533,240,254	$5,004,547
State Street Corp.	4,311,343	361,204,317	166,376,098	177,464,730	(5,488,452)	(112,091,250)	4,147,984	232,535,983	5,986,200

TOTAL		$848,986,627	$446,192,035	$480,889,270	$22,996,029	$(71,509,184)		$765,776,237	$10,990,747

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to schedule of investments.

SPDR S&P 500® ETF Trust

Notes to Schedule of Investments

June 30, 2019 (Unaudited)

Security Valuation

The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.

Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the Trust’s underlying index, S&P® 500 Index , which in turn could result in a difference between the Trust’s performance and the performance of the S&P® 500 Index.

The Trustee values the Trust’s assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P® 500 Index. The market values of these investments at June 30, 2019 are listed in the Schedule of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$277,748,028,485	$17,673,808,154	$26,741,736,268	$(9,067,928,114)

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the Trust’s website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.